Exhibit 99.1

Nissan Auto Receivables 16-B

Nissan Auto Receivables 2016-B

Collection Period	30-Sep-17	30/360 Days	30	Collection Period Start	1-Sep-17
Distribution Date	16-Oct-17	Actual/360 Days	31	Collection Period End	30-Sep-17
				Prior Month Settlement Date	15-Sep-17
				Current Month Settlement Date	16-Oct-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,656,592,636.57	907,452,557.51	872,306,252.93	0.558276
Yield Supplement Overcollaterization		94,092,683.58	40,528,753.56	38,279,025.57
Total Adjusted Pool Balance		1,562,499,952.99	866,923,803.95	834,027,227.36
Total Adjusted Securities		1,562,499,952.99	866,923,803.95	834,027,227.36	0.533777
Class A-1 Notes	0.63000%	365,700,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.05000%	388,000,000.00	150,096,754.97	126,372,086.35	0.325701
Class A-2b Notes	1.53444%	150,000,000.00	58,027,095.99	48,855,188.02	0.325701
Class A-3 Notes	1.32000%	472,300,000.00	472,300,000.00	472,300,000.00	1.000000
Class A-4 Notes	1.54000%	124,000,000.00	124,000,000.00	124,000,000.00	1.000000
Certificates	0.00000%	62,499,952.99	62,499,952.99	62,499,952.99	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	23,724,668.62	131,334.66	61.1460531	0.3384914
Class A-2b Notes	9,171,907.97	76,672.56	61.1460531	0.5111504
Class A-3 Notes	0.00	519,530.00	—	1.1000000
Class A-4 Notes	0.00	159,133.33	—	1.2833333
Certificates	0.00	0.00	—	—

Total Securities	32,896,576.59	886,670.55

Nissan Auto Receivables 16-B

I. COLLECTIONS

Interest:
Interest Collections	1,492,230.50
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	1,492,230.50
Principal:
Principal Collections	34,346,928.29
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	34,346,928.29
Recoveries of Defaulted Receivables	426,588.24
Servicer Advances	0.00

Total Collections	36,265,747.03

Nissan Auto Receivables 16-B

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	64,893	866,923,803.95
Total Principal Payment		32,896,576.59

	63,506	834,027,227.36

III. DISTRIBUTIONS

Total Collections	36,265,747.03
Reserve Account Draw	0.00
Total Available for Distribution	36,265,747.03
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	756,210.46
Servicing Fee Paid	756,210.46
Servicing Fee Shortfall	0.00

Nissan Auto Receivables 16-B

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	131,334.66
Class A-2a Notes Monthly Interest Paid	131,334.66
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	76,672.56
Class A-2b Notes Monthly Interest Paid	76,672.56
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	519,530.00
Class A-3 Notes Monthly Interest Paid	519,530.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 16-B

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	159,133.33
Class A-4 Notes Monthly Interest Paid	159,133.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	886,670.55
Total Note Monthly Interest Paid	886,670.55
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	34,622,866.02
4. Total Monthly Principal Paid on the Notes	32,896,576.59
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	32,896,576.59
Change in Total Noteholders’ Principal Carryover Shortfall	0.00

Nissan Auto Receivables 16-B

5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,726,289.43
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	1,726,289.43

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,906,249.88
Required Reserve Account Amount	3,906,249.88
Beginning Reserve Account Balance	3,906,249.88
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,906,249.88
Required Reserve Account Amount for Next Period	3,906,249.88

Nissan Auto Receivables 16-B

VI. POOL STATISTICS

Weighted Average Coupon		2.03%
Weighted Average Remaining Maturity		41.56

	Amount	Number
Principal on Defaulted Receivables	799,376.29	47
Principal Recoveries of Defaulted Receivables	426,588.24

Monthly Net Losses	372,788.05
Pool Balance at Beginning of Collection Period	907,452,557.51
Net Loss Ratio for Third Preceding Collection Period	0.12%
Net Loss Ratio for Second Preceding Collection Period	0.58%
Net Loss Ratio for Preceding Collection Period	0.52%
Net Loss Ratio for Current Collection Period	0.49%
Four-Month Average Net Loss Ratio	0.43%
Cumulative Net Losses for all Periods	8,974,060.88

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	5,641,033.42	329	0.65%
61-90 Days Delinquent	1,594,865.03	92	0.18%
91-120 Days Delinquent	410,994.17	28	0.05%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	7,646,892.62	449	0.88%

Nissan Auto Receivables 16-B

61+ Days Delinquencies as Percentage of Receivables (EOP):	Amount	Number	% of Receivables (EOP Balance)
Delinquency Ratio for Third Preceding Collection Period	0.16%	0.14%
Delinquency Ratio for Second Preceding Collection Period	0.20%	0.17%
Delinquency Ratio for Preceding Collection Period	0.23%	0.19%
Delinquency Ratio for Current Collection Period	0.23%	0.19%
Four-Month Average Delinquency Ratio	0.20%	0.18%
60 Day Delinquent Receivables	2,085,449.98
Delinquency Percentage	0.24%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Nissan Auto Receivables 16-B

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO